Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.91%
Australia–0.55%
CSL Ltd.	39,487	$7,957,184
Brazil–2.16%
B3 S.A. - Brasil, Bolsa, Balcao	3,208,234	31,132,464
Canada–7.21%
Canadian National Railway Co.	269,052	31,223,477
CGI, Inc., Class A(a)	572,218	47,664,343
Magna International, Inc.	149,301	13,149,228
Ritchie Bros. Auctioneers, Inc.	202,317	11,845,695
		103,882,743
China–13.82%
Alibaba Group Holding Ltd., ADR(a)	175,768	39,851,879
China Mengniu Dairy Co. Ltd.	3,615,000	20,752,758
JD.com, Inc., ADR(a)	337,319	28,446,111
Kweichow Moutai Co. Ltd., A Shares	19,787	6,081,790
New Oriental Education & Technology Group, Inc., ADR(a)	860,160	12,042,240
Prosus N.V.	120,528	13,437,710
Tencent Holdings Ltd.	536,300	42,280,269
Wuliangye Yibin Co. Ltd., A Shares	209,897	8,609,020
Yum China Holdings, Inc.	467,121	27,658,235
		199,160,012
Denmark–2.29%
Carlsberg A/S, Class B	109,701	16,873,317
Novo Nordisk A/S, Class B	238,621	16,114,532
		32,987,849
France–5.10%
LVMH Moet Hennessy Louis Vuitton SE	19,733	13,149,902
Pernod Ricard S.A.	58,334	10,950,552
Sanofi	157,160	15,533,367
Schneider Electric SE	221,581	33,854,413
		73,488,234
Germany–2.58%
Deutsche Boerse AG	145,405	24,168,438
Knorr-Bremse AG	104,769	13,068,044
		37,236,482
Hong Kong–1.96%
AIA Group Ltd.	2,323,200	28,262,894
India–2.01%
HDFC Bank Ltd., ADR(a)	373,793	29,039,978
Ireland–3.81%
CRH PLC	419,210	19,664,842
Flutter Entertainment PLC(a)	93,045	19,893,946
ICON PLC(a)	78,168	15,349,850
		54,908,638
Italy–2.10%
FinecoBank Banca Fineco S.p.A.(a)	1,845,608	30,284,160
Shares		Value
Japan–13.00%
Asahi Group Holdings Ltd.	301,700	$12,774,944
FANUC Corp.	39,100	9,305,220
Hoya Corp.	141,700	16,689,546
Keyence Corp.	18,100	8,261,683
Koito Manufacturing Co. Ltd.	304,900	20,556,268
Komatsu Ltd.	796,100	24,595,245
Nidec Corp.	81,300	9,931,226
Olympus Corp.	1,318,900	27,359,772
SMC Corp.	20,200	11,785,757
Sony Group Corp.	337,300	35,511,432
TIS, Inc.	444,500	10,625,986
		187,397,079
Macau–1.83%
Galaxy Entertainment Group Ltd.(a)	2,921,000	26,418,504
Mexico–2.84%
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,988,656	40,968,647
Netherlands–4.31%
ASML Holding N.V.	26,006	15,862,068
Heineken N.V.	131,802	13,544,690
Wolters Kluwer N.V.	376,239	32,705,834
		62,112,592
Singapore–1.04%
United Overseas Bank Ltd.	779,466	15,056,815
South Korea–4.34%
NAVER Corp.	85,036	28,442,405
Samsung Electronics Co. Ltd.	471,391	34,049,103
		62,491,508
Sweden–4.74%
Investor AB, Class B	427,349	34,083,161
Sandvik AB(a)	1,255,515	34,309,622
		68,392,783
Switzerland–6.79%
Alcon, Inc.(a)	153,454	10,744,172
Kuehne + Nagel International AG	100,377	28,641,556
Logitech International S.A., Class R	145,290	15,228,670
Nestle S.A.	225,580	25,142,093
Roche Holding AG	56,054	18,118,870
		97,875,361
Taiwan–2.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	324,023	38,325,440
United Kingdom–4.53%
Ashtead Group PLC	237,317	14,160,252
British American Tobacco PLC	360,159	13,775,761
Linde PLC	88,644	24,832,730
WPP PLC	988,245	12,546,385
		65,315,128

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
United States–8.24%
Amcor PLC, CDI	1,865,564	$21,861,720
Booking Holdings, Inc.(a)	8,110	18,895,002
Broadcom, Inc.	95,995	44,509,042
Philip Morris International, Inc.	377,812	33,527,037
		118,792,801
Total Common Stocks & Other Equity Interests (Cost $865,402,828)		1,411,487,296
Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	10,449,145	10,449,145
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(c)	7,257,248	$7,260,151
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	11,941,880	11,941,880
Total Money Market Funds (Cost $29,646,147)		29,651,176
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $895,048,975)		1,441,138,472
OTHER ASSETS LESS LIABILITIES–0.03%		403,960
NET ASSETS–100.00%		$1,441,542,432
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,470,872	$29,964,190	$(30,985,917)	$-	$-	$10,449,145	$896
Invesco Liquid Assets Portfolio, Institutional Class	7,989,157	21,402,993	(22,132,797)	728	70	7,260,151	630
Invesco Treasury Portfolio, Institutional Class	13,109,569	34,244,789	(35,412,478)	-	-	11,941,880	345
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,136,981	(1,136,981)	-	-	-	5*
Invesco Private Prime Fund	-	1,705,464	(1,705,464)	-	-	-	65*
Total	$32,569,598	$88,454,417	$(91,373,637)	$728	$70	$29,651,176	$1,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,957,184	$—	$7,957,184
Brazil	31,132,464	—	—	31,132,464
Canada	103,882,743	—	—	103,882,743
China	107,998,465	91,161,547	—	199,160,012
Denmark	—	32,987,849	—	32,987,849
France	—	73,488,234	—	73,488,234
Germany	—	37,236,482	—	37,236,482
Hong Kong	—	28,262,894	—	28,262,894
India	29,039,978	—	—	29,039,978
Ireland	15,349,850	39,558,788	—	54,908,638
Italy	—	30,284,160	—	30,284,160
Japan	—	187,397,079	—	187,397,079
Macau	—	26,418,504	—	26,418,504
Mexico	40,968,647	—	—	40,968,647
Netherlands	—	62,112,592	—	62,112,592
Singapore	—	15,056,815	—	15,056,815
South Korea	—	62,491,508	—	62,491,508
Sweden	—	68,392,783	—	68,392,783
Switzerland	—	97,875,361	—	97,875,361
Taiwan	38,325,440	—	—	38,325,440
United Kingdom	24,832,730	40,482,398	—	65,315,128
United States	96,931,081	21,861,720	—	118,792,801
Money Market Funds	29,651,176	—	—	29,651,176
Total Investments	$518,112,574	$923,025,898	$—	$1,441,138,472
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. International Growth Fund